Offsetting financial assets and financial liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Derivative financial assets	£ 256,836	£ 302,380
Reverse repurchase agreements and other similar secured lending at amortised cost	2,594	776
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Derivative liabilities	(250,044)	(289,620)
Repurchase agreements and other similar secured borrowing at amortised cost	(41,601)	(27,052)
Settlements assets liabilities offset amounts	29,297	24,250
Financial liabilities subject to offsetting
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(1,028,649)	(932,404)
Amounts offset	582,105	472,853
Net amounts reported on the balance sheet	(446,544)	(459,551)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	198,809	238,337
Financial collateral	231,314	202,090
Net amount	16,421	19,124
Amounts not subject to enforceable netting arrangements	(30,816)	(29,867)
Total liabilities	(477,360)	(489,418)
Derivatives
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(297,449)	(360,630)
Amounts offset	54,241	76,530
Net amounts reported on the balance sheet	(243,208)	(284,100)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	198,809	238,337
Financial collateral	27,978	26,639
Net amount	16,421	19,124
Amounts not subject to enforceable netting arrangements	(6,836)	(5,520)
Derivative liabilities	(250,044)	(289,620)
Cash collateral pledged	24,260	25,222
Non-cash assets pledged as collateral	3,718	1,417
Derivatives | Cash collateral netted
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Amounts offset	9,067	15,098
Repurchase agreements and other similar secured borrowing
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts	(731,200)	(571,774)
Amounts offset	527,864	396,323
Net amounts reported on the balance sheet	(203,336)	(175,451)
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Financial instruments	0	0
Financial collateral	203,336	175,451
Net amount	0	0
Amounts not subject to enforceable netting arrangements	(23,980)	(24,347)
Repurchase agreements and other similar secured borrowing at amortised cost	(227,316)	(199,798)
Repurchase agreements and other similar secured borrowing | Financial liabilities at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	185,715	172,746
Repurchase agreements and other similar secured borrowing | Financial liabilities at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Net amount	41,601	27,052
Financial assets subject to offsetting
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	984,604	933,230
Amounts offset	(583,645)	(472,752)
Net amounts reported on the balance sheet	400,959	460,478
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(198,809)	(238,337)
Financial collateral	(190,135)	(208,005)
Net amount	12,015	14,136
Amounts not subject to enforceable netting arrangements	7,602	7,359
Total assets	408,561	467,837
Derivatives
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	307,429	374,253
Amounts offset	(55,781)	(76,429)
Net amounts reported on the balance sheet	251,648	297,824
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	(198,809)	(238,337)
Financial collateral	(41,247)	(45,981)
Net amount	11,592	13,506
Amounts not subject to enforceable netting arrangements	5,188	4,556
Derivative financial assets	256,836	302,380
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial liabilities [abstract]
Cash collateral	31,211	34,547
Non-cash collateral received subject to enforceable master netting arrangements or similar agreement not set off against financial assets	10,036	11,434
Derivatives | Cash collateral netted
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Amounts offset	(7,527)	(15,199)
Reverse repurchase agreements and other similar secured lending
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements [abstract]
Gross amounts	677,175	558,977
Amounts offset	(527,864)	(396,323)
Net amounts reported on the balance sheet	149,311	162,654
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Financial instruments	0	0
Financial collateral	(148,888)	(162,024)
Net amount	423	630
Amounts not subject to enforceable netting arrangements	2,414	2,803
Reverse repurchase agreements and other similar secured lending at amortised cost	151,725	165,457
Reverse repurchase agreements and other similar secured lending | Net gains on financial instruments designated at fair value
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	149,131	164,681
Reverse repurchase agreements and other similar secured lending | Financial assets at amortised cost
Amounts subject to enforceable master netting arrangement or similar agreement not set off against financial assets [abstract]
Net amount	£ 2,594	£ 776